Reserves for Losses and Loss Adjustment Expenses (Tables)	3 Months Ended
Mar. 31, 2026
Insurance [Abstract]
Schedule of Liability for Unpaid Claims and Claims Adjustment Expense
The following table presents a reconciliation for the period of reserves for losses and loss adjustment expenses for the three months ended March 31, 2026 and 2025:

	March 31, 2026	March 31, 2025
Reserves for losses and loss adjustment expenses, beginning of period	$2,607.1	$3,134.3
Reinsurance recoverable on reserves for losses and loss adjustment expenses	(1,195.6)	(1,255.6)
Net reserves for losses and loss adjustment expenses, beginning of period	1,411.5	1,878.7
Net losses and loss adjustment expenses incurred in respect of losses occurring in:
Current year	226.9	470.0
Prior years	(3.1)	(40.8)
Total incurred	223.8	429.2
Net losses and loss adjustment expenses paid in respect of losses occurring in:
Current year	(5.5)	(89.4)
Prior years	(121.7)	(610.9)
Total paid	(127.2)	(700.3)
Foreign exchange	(3.9)	8.9
Net reserves for losses and loss adjustment expenses, end of period	1,504.2	1,616.5
Reinsurance recoverable on reserves for losses and loss adjustment expenses	1,243.8	1,491.9
Reserves for losses and loss adjustment expenses, end of period	$2,748.0	$3,108.4